Net Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class B Ordinary Shares [Member]
Net Loss Per Share [Line Items]
Anti-dilutive shares (in Shares)	875,000	875,000
Ordinary Shares [Member]
Net Loss Per Share [Line Items]
Converted value	$ 1,397,495	$ 297,680	$ 4,957,384